UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues		$ 5,429	$ 5,138	$ 10,821	$ 10,325
Direct operating costs		(3,995)	(3,875)	(7,959)	(7,788)
General and administrative expenses		(108)	(92)	(205)	(189)
Profit (loss) from operating activities		1,326	1,171	2,657	2,348
Interest expense		(909)	(826)	(1,808)	(1,620)
Share of (losses) earnings from investments in associates and joint ventures		(12)	95	111	136
Mark-to-market losses		(139)	(42)	(265)	(38)
Other income (expense)		143	(133)	392	265
Income before income tax		409	265	1,087	1,091
Income tax (expense) recovery
Current		(201)	(132)	(391)	(294)
Deferred		44	51	82	201
Net (loss) income		252	184	778	998
Attributable to:
Limited partners		(6)	(38)	20	18
General partner		80	73	160	147
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(3)	(16)	9	7
BIPC exchangeable shares and class A.2 exchangeable shares		(2)	(11)	5	5
Exchangeable units	[1]	0	0	0	1
Interest of others in operating subsidiaries		$ 183	$ 176	$ 584	$ 820
Basic and diluted (loss) income per limited partner unit:
Basic (loss) income per limited partner unit (in dollars per share)		$ (0.03)	$ (0.10)	$ 0.01	$ 0
Diluted (loss) income per limited partner unit (in dollars per share)		$ (0.03)	$ (0.10)	$ 0.01	$ 0

[1]	1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.